UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

The Cascades Trust

(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2018
(unaudited)

Amount	General Obligation Bonds (52.8%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (5.2%)

	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,586,481

	Canby, Oregon
1,060,000	5.000%, 06/01/27	A1/NR/NR	1,126,261
1,405,000	4.000%, 12/01/24 AGMC Insured	A1/NR/NR	1,478,650

	Clackamas County, Oregon Refunding
1,135,000	4.000%, 06/01/24	Aaa/NR/NR	1,211,408

	Gresham, Oregon Full Faith and Credit Refunding and Project Obligations
1,545,000	5.000%, 05/01/23	Aa2/NR/NR	1,733,475

	Lake Oswego, Oregon Refunding
3,140,000	4.000%, 12/01/30	Aaa/AAA/NR	3,490,236

	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A1/NR/NR	1,169,186
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,343,222

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,374,589

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,573,210

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,640,000	4.000%, 04/01/29 2017 Series A	Aaa/NR/NR	1,817,038
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,871,937
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,928,058

	Portland, Oregon Public Safety
1,345,000	5.000%, 06/15/25 Series A	Aaa/NR/NR	1,585,338
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,149,617

	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	Aa3/NR/NR	806,582

	Total City & County		30,245,288

	Community College (4.3%)

	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	1,065,264

	Central Oregon Community College District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	1,926,387
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,284,666
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,260,369

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,292,740

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,633,003

	Columbia Gorge, Oregon Community College District, Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,066,000

	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,028,931
1,750,000	4.000%, 06/15/24	Aa1/NR/NR	1,924,160

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,765,267

	Mount Hood, Oregon Community College District Refunding
1,865,000	5.000%, 06/01/27	Aa2/NR/NR	2,199,320
1,000,000	5.000%, 06/01/29	Aa2/NR/NR	1,168,890

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,944,292

	Rogue, Oregon Community College District
1,375,000	4.000%, 06/15/29 Series B	Aa1/NR/NR	1,499,740

	Total Community College		25,059,029

	Higher Education (1.0%)

	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,151,310
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,063,532

	Oregon State, Oregon University System
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,250,391
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,228,790

	Total Higher Education		5,694,023

	Hospital (0.9%)

	Pacific Communities Health District, Oregon
1,220,000	5.000%, 06/01/29	A1/NR/NR	1,408,185
1,060,000	5.000%, 06/01/30	A1/NR/NR	1,217,368
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,143,420
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,368,660

	Total Hospital		5,137,633

	School District (28.4%)

	Clackamas County, Oregon School District #12 (North Clackamas)
2,450,000	5.000%, 06/15/25	Aa1/AA+/NR	2,816,790
1,165,000	5.000%, 06/15/25	Aa1/AA+/NR	1,365,497
1,500,000	5.000%, 06/15/26	Aa1/AA+/NR	1,717,065
3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	3,798,470
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	5,572,382
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,308,758
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,576,254

	Clackamas County, Oregon School District #62 (Oregon City)
1,000,000	5.000%, 06/01/29 MAC Insured	Aa3/AA/NR	1,127,930
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,568,267

	Clackamas County, Oregon School District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	1,980,396
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,220,467

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	4,090,835
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	6,410,470
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,295,942

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,192,710

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,234,269

	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,399,860
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,927,438

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,276,270

	Deschutes County, Oregon School District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,762,465
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,112,462

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC Insured	Aa1/NR/NR	80,203
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	928,271

	Greater Albany School District #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30	Aa1/AA+/NR	1,186,010

	Hood River County, Oregon School District
2,260,000	4.000%, 06/15/30	NR/AA+/NR	2,453,863
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,587,392

	Jefferson County, Oregon School District #509J
1,400,000	5.000%, 06/15/25	Aa1/NR/NR	1,576,694

	Klamath County, Oregon School District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,411,163

	Lane County, Oregon School District #4J (Eugene) Refunding
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,185,144
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,036,134
2,765,000	3.000%, 06/15/24	Aa1/NR/NR	2,898,328
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,239,610

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,160,330
1,735,000	5.000%, 06/15/27	Aa1/AA+/NR	2,023,340

	Lane County, Oregon School District #69 (Junction City)
630,000	5.000%, 06/15/25	Aa1/NR/NR	735,941

	Lane & Douglas Counties, Oregon School District #45J3
2,665,000	4.000%, 06/15/27 Series B	Aa1/NR/NR	2,954,286

	Lincoln County, Oregon School District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,482,765

	Marion County, Oregon School District #103 (Woodburn)
2,140,000	5.000%, 06/15/27	Aa1/NR/NR	2,501,253
2,260,000	5.000%, 06/15/28	Aa1/NR/NR	2,637,081

	Marion & Clackamas Counties, Oregon School District #4J (Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,422,452

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
1,350,000	5.000%, 06/15/31	Aa1/AA+/NR	1,619,906

	Morrow County, Oregon School District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,737,069

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,469,435

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	6,638,841
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,743,420
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	2,111,671

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,214,035

	Multnomah County, Oregon School District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,651,920

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,341,904
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,975,475

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,641,487

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,518,130

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,160,330

	Wasco County, Oregon School District #12 (The Dalles)
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	1,885,407

	Washington County, Oregon School District #48J (Beaverton)
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	2,922,975
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,429,859
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,635,490
3,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	3,445,770
3,000,000	5.000%, 06/15/28 Series 2014B	Aa1/AA+/NR	3,412,650
1,845,000	5.000%, 06/15/29 Series 2014B	Aa1/AA+/NR	2,092,710
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,810,680

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,846,318

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	3,319,358
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,424,120

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,632,089
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,682,561
2,110,000	5.000%, 06/15/31	Aa1/NR/NR	2,491,910

	Yamhill County, Oregon School District #40 (McMinnville)
2,255,000	4.000%, 06/15/26	Aa1/NR/NR	2,426,155
1,000,000	4.000%, 06/15/29	Aa1/AA+/NR	1,091,420
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,085,780

	Total School Districts		164,714,132

	Special District (4.3%)

	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,515,972

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,121,582
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,940,362

	Metro, Oregon
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,244,800

	Tualatin Hills, Oregon Park & Recreational District
3,480,000	5.000%, 06/01/23	Aa1/NR/NR	3,932,783
4,725,000	5.000%, 06/01/24	Aa1/NR/NR	5,453,737
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	3,242,615

	Tualatin Valley, Oregon Fire & Rescue Rural Fire Protection District
1,235,000	4.000%, 06/01/26	Aaa/NR/NR	1,286,907
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,216,648

	Total Special District		24,955,406

	State (7.1%)

	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	859,478
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,214,980
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,205,078
1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	1,550,409
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,224,620

	State of Oregon Article XI-G Community College Projects
1,160,000	5.000%, 08/01/27 Series J	Aa1/AA+/AA+	1,352,467

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	589,315
1,000,000	5.000%, 08/01/26 Series O	Aa1/AA+/AA+	1,171,250
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,165,920

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,170,360

	State of Oregon Article XI-Q State Projects
2,140,000	5.000%, 11/01/28	Aa1/AA+/AA+	2,522,782
1,000,000	5.000%, 11/01/30	Aa1/AA+/AA+	1,167,140
2,000,000	5.000%, 11/01/31	Aa1/AA+/AA+	2,324,100
1,195,000	5.000%, 05/01/28 Series D	Aa1/AA+/AA+	1,410,518
1,255,000	5.000%, 05/01/29 Series D	Aa1/AA+/AA+	1,474,863
1,000,000	5.000%, 05/01/30 Series D	Aa1/AA+/AA+	1,168,600
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,660,755

	State of Oregon Department of Administrative Services COP
1,815,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	1,859,885
1,195,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	1,224,552

	State of Oregon Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	6,390,401

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,161,940
1,250,000	5.000%, 08/01/30 Series L	Aa1/AA+/AA+	1,493,088
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,537,380

	Total State		40,899,881

	Transportation (1.2%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,954,900

	State of Oregon ODOT Projects
1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	1,212,260

	Total Transportation		7,167,160

	Water & Sewer (0.4%)

	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,106,301

	Rockwood, Oregon Water Peoples Utility District Water Revenue Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,330,147

	Total Water & Sewer		2,436,448

	Total General Obligation Bonds		306,309,000

	Revenue Bonds (31.4%)

	City & County (2.4%)

	Newport, Oregon Urban Renewal Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	586,306

	Portland, Oregon Revenue Refunding Limited Tax, Oregon Convention Center
2,825,000	5.000%, 06/01/24	Aaa/NR/NR	3,032,468
4,265,000	5.000%, 06/01/27	Aaa/NR/NR	4,575,066

	Portland, Oregon Revenue Refunding Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aaa/NR/NR	1,005,240

	Portland, Oregon River District Urban Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,757,552
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,006,979

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam
1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	1,023,090

	Total City & County		13,986,701

	Electric (1.7%)

	Eugene, Oregon Electric Utility Refunding System
2,875,000	5.000%, 08/01/29 Series A	Aa2/AA-/AA-	3,379,160
4,030,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	4,715,422

	Northern Wasco County, Oregon Peoples Utility District (McNary Dam Fishway Hydroelectric Project), Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,714,542

	Total Electric		9,809,124

	Higher Education (1.9%)

	Oregon State Facilities Authority (Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,081,320
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,219,930

	Oregon State Facilities Authority (Linfield College Project)
1,180,000	5.000%, 10/01/22 Series A	Baa1/NR/NR	1,292,301
1,000,000	5.000%, 10/01/23 Series A	Baa1/NR/NR	1,113,520
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,262,798

	Oregon State Facilities Authority (Reed College Project)
500,000	5.000%, 07/01/30 Series A	Aa2/AA-/NR	590,515
1,135,000	4.000%, 07/01/31 Series A	Aa2/AA-/NR	1,236,435

	Oregon State Facilities Authority (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,023,810

	Total Higher Education		10,820,629

	Hospital (4.8%)

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	9,477,810

	Oregon Health Sciences University
6,695,000	zero coupon, 07/01/21 NPFG Insured	Aa3/AA-/AA-	6,111,464
2,000,000	5.000%, 07/01/23 Series A	Aa3/AA-/AA-	2,195,140
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,466,088
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,149,990

	Oregon State Facilities Authority Revenue Refunding, Legacy Health Systems
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,030,850
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,030,660

	Oregon State Facilities Authority Revenue Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,557,330
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,083,840
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,601,244

	Total Hospital		27,704,416

	Housing (0.6%)

	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,368,151

	Portland, Oregon Urban Renewal and Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A1/NR/NR	1,483,005

	State of Oregon Housing and Community Services
950,000	1.800%, 01/01/23	Aa2/NR/NR	932,330

	Total Housing		3,783,486

	Lottery (3.8%)

	Oregon State Department of Administration Services (Lottery Revenue)
1,015,000	5.250%, 04/01/26 Series A	Aa2/AAA/NR	1,086,781
1,715,000	5.000%, 04/01/24 Series B	Aa2/AAA/NR	1,879,760
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,640,640
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,146,480
4,000,000	5.000%, 04/01/30 Series C	Aa2/AAA/NR	4,737,440
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,822,000
4,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	4,612,160
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,151,160

	Total Lottery		22,076,421

	Sales Tax (0.1%)

	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	874,613

	Transportation (7.1%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,011,103
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,697,206
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,205,630
8,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	9,207,360

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
2,525,000	5.000%, 07/01/26	NR/AA-/NR	2,917,612
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,143,210
2,390,000	5.000%, 07/01/29	NR/AA-/NR	2,720,011

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,100,000	5.000%, 10/01/27 Series A	A3/A/NR	1,311,904
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,350,760

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
1,000,000	5.000%, 09/01/25 Series A	Aaa/AAA/NR	1,181,410
1,890,000	5.000%, 09/01/28 Series A	Aaa/AAA/NR	2,246,511
1,650,000	5.000%, 09/01/29 Series A	Aaa/AAA/NR	1,949,805
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,669,870
1,000,000	5.000%, 09/01/31 Series A	Aaa/AAA/NR	1,188,430
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,352,806

	Total Transportation		41,153,628

	Water and Sewer (9.0%)

	Clackamas County, Oregon Service District No. 1
2,240,000	5.000%, 12/01/26	NR/AAA/NR	2,685,894

	Clean Water Services, Oregon Refunding (Senior Lien)
1,510,000	5.000%, 10/01/27	Aa1/AAA/NR	1,833,895

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	135,777
450,000	5.000%, 08/01/29	Aa2/AA/AA+	527,216

	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA/NR	1,075,470

	Madras, Oregon
725,000	4.500%, 02/15/27	A3/NR/NR	773,169

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aaa/NR/NR	3,696,218
3,500,000	5.000%, 06/01/28 Series A	Aa1/AA/NR	4,060,245

	Portland, Oregon Sewer System (Second Lien)
3,005,000	5.000%, 03/01/28 Series A	Aa2/AA-/NR	3,109,634
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA-/NR	6,059,167
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA-/NR	2,308,740
2,000,000	5.000%, 06/01/26 Series B	Aa2/AA-/NR	2,334,420
2,000,000	5.000%, 06/01/27 Series B	Aa2/AA-/NR	2,327,920

	Portland, Oregon Water System Revenue Refunding (Junior Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,246,400

	Portland, Oregon Water System Revenue Refunding (Senior Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,306,697

	Salem, Oregon Water & Sewer Revenue Refunding
3,500,000	5.000%, 06/01/25	Aa2/NR/NR	4,101,195

	Seaside, Oregon Wastewater System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,039,510

	Tigard, Oregon Water System Revenue Refunding
2,565,000	5.000%, 08/01/24	Aa3/AA-/NR	2,822,834

	Washington County, Oregon Clean Water Services Sewer (Senior Lien)
1,010,000	4.000%, 10/01/22 Series B	Aa1/AAA/NR	1,065,873
1,500,000	4.000%, 10/01/23 Series B	Aa1/AAA/NR	1,581,750
2,850,000	4.000%, 10/01/26 Series B	Aa1/AAA/NR	2,978,849
2,745,000	4.000%, 10/01/28 Series B	Aa1/AAA/NR	2,852,000

	Woodburn, Oregon Wastewater Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A1/NR/NR	1,157,133

	Total Water and Sewer		52,080,006

	Total Revenue Bonds		182,289,024

	Pre-Refunded Bonds (14.4%)††

	Pre-Refunded General Obligation Bonds (7.0%)

	City & County (0.3%)

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,773,450

	Community College (0.8%)

	Portland, Oregon Community College District
4,415,000	5.000%, 06/15/28	Aa1/AA+/NR	4,480,784

	Higher Education (0.4%)

	Oregon State, Oregon University System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,494,366

	School District (3.8%)

	Clackamas County, Oregon School District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,014,900
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	1,892,789
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,826,820
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,029,800
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	3,832,088

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,126,539
2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	2,025,340
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	1,994,279
500,000	5.000%, 06/15/34	Aa1/AA+/NR	507,450

	Columbia & Washington Counties, Oregon School District #47J (Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	3,585,345

	Washington County, Oregon School District #48J (Beaverton)
1,280,000	5.000%, 06/01/31 AGC Insured	Aa2/AA/NR	1,297,421
1,000,000	5.125%, 06/01/36 AGC Insured	Aa2/AA/NR	1,014,120

	Total School District		22,146,891

	Special District (0.2%)

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,010,550

	State (1.5%)

	State of Oregon Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,264,475

	State of Oregon Department of Administrative Services
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,056,550

	State of Oregon Department of Administrative Services COP
1,455,000	5.000%, 11/01/27 Series C	NR/NR/NR*	1,492,685
960,000	5.000%, 11/01/28 Series C	NR/NR/NR*	984,864

	Total State		8,798,574

	Total Pre-Refunded General Obligation Bonds		40,704,615

	Pre-Refunded Revenue Bonds (7.4%)

	City & County (0.4%)

	Local Oregon Capital Assets Program COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	A2/NR/NR	2,569,774

	Electric (0.4%)

	Eugene, Oregon Electric Utility Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa2/AA-/AA-	2,159,420

	Higher Education (0.3%)

	Oregon State Facilities Authority Revenue Refunding (Reed College Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,570,920

	Hospital (1.4%)

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	NR/NR/NR*	3,500,000

	Oregon Health Sciences University
4,500,000	5.750%, 07/01/39 Series A	Aa3/AA-/NR	4,587,795

	Total Hospital		8,087,795

	Lottery (1.6%)

	Oregon State Department of Administration Services (Lottery Revenue)
6,285,000	5.250%, 04/01/26	NR/NR/NR*	6,753,924
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,520,375

	Total Lottery		9,274,299

	Transportation (2.4%)

	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/NR	1,887,772
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/NR	2,021,680
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,140,930

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	1,825,411
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,769,988
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,249,990

	Total Transportation		13,895,771

	Water and Sewer (0.9%)

	Prineville, Oregon Refunding
1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	1,329,798

	Washington County, Oregon Clean Water Services Sewer
4,000,000	5.000%, 10/01/28	Aa1/AAA/NR	4,096,520

	Total Water and Sewer		5,426,318

	Total Pre-Refunded Revenue Bonds		42,984,297

	Total Pre-Refunded Bonds		83,688,912

	Total Municipal Bonds (cost $565,306,369)		572,286,936

Shares	Short-Term Investment (1.0%)

5,797,593	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 2.32%** (cost $5,797,593)	Aaa-mf/AAAm/NR	5,797,593

	Total Investments (cost $571,103,962 note b)	99.6%	578,084,529
	Other assets less liabilities	0.4	2,137,671
	Net Assets	100.0%	$580,222,200

Percent of
Portfolio Distribution By Quality Rating	Investments †

Aaa of Moody's or AAA of S&P	19.2%
Pre-refunded bonds††	14.6
Aa of Moody's or AA of S&P or Fitch	58.9
A of Moody's or S&P	5.8
Baa of Moody's or BBB of S&P	1.5
100.0%

PORTFOLIO ABBREVIATION:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
MAC - Municipal Assurance Corp.
NPFG - National Public Finance Guarantee
NR - Not Rated
ODOT - Oregon Department of Transportation

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Where applicable, calculated using the highest rating of the three NRSRO.

†† Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

 See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2018
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $571,103,962 amounted to $6,980,567, which consisted of aggregate gross unrealized appreciation of $9,454,526 and aggregate gross unrealized depreciation of $2,473,959.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2018:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$5,797,593
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	572,286,936
Level 3 – Significant Unobservable Inputs	—
Total	$578,084,529

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
February 21, 2019

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 21, 2019